Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [abstract]
Cash and deposits in banks	$ 452,734.4		$ 575,825.5
Government bonds	2,188.1
Commercial paper	476.8		759.5
Repurchase agreements collateralized by corporate bonds			1,229.6
Cash and cash equivalents	$ 455,399.3	$ 15,225.7	$ 577,814.6	$ 19,318.4	$ 553,391.7	$ 541,253.8